Intangible Assets (Details) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Intangible assets, Cost	47,591	13,486
Accumulated amortization, Intangible assets	7,831	2,908
Intangible assets, Net book value	39,760	10,578
Customer Contracts Relationships Lists and Other [Member]
Intangible assets, Cost	962	962
Accumulated amortization, Intangible assets	938	917
Intangible assets, Net book value	24	45
Favorable Supplier Relationships [Member]
Intangible assets, Cost	14,220
Accumulated amortization, Intangible assets	1,375
Intangible assets, Net book value	12,845
Noncompete Agreements [Member]
Intangible assets, Cost	16,031	507
Accumulated amortization, Intangible assets	2,369	249
Intangible assets, Net book value	13,662	258
Proprietary Knowledge [Member]
Intangible assets, Cost	2,280
Accumulated amortization, Intangible assets	300
Intangible assets, Net book value	1,980
Computer Software, Intangible Asset [Member]
Intangible assets, Cost	8,798	6,717
Accumulated amortization, Intangible assets	2,849	1,742
Intangible assets, Net book value	5,949	4,975
Trade Names [Member]
Intangible assets, Cost	5,300	5,300
Accumulated amortization, Intangible assets	0	0
Intangible assets, Net book value	5,300	5,300